Schedule of Investments(a)
Invesco Aerospace & Defense ETF (PPA)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.06%
Aerospace & Defense-78.48%
AAR Corp.(b)(c)	257,954	$27,319,908
AeroVironment, Inc.(b)(c)	325,348	90,573,630
AIRO Group Holdings, Inc.(b)(c)	204,046	2,099,633
Axon Enterprise, Inc.(b)	237,731	114,961,957
Boeing Co. (The)(b)	2,910,553	680,254,447
BWX Technologies, Inc.(c)	424,494	87,203,802
Cadre Holdings, Inc.	211,942	8,479,799
CAE, Inc. (Canada)(b)	2,095,282	67,132,835
Curtiss-Wright Corp.	165,826	108,896,276
Ducommun, Inc.(b)(c)	93,567	10,605,820
Elbit Systems Ltd. (Israel)(c)	302,644	212,628,595
Firefly Aerospace, Inc.(b)(c)	518,844	13,074,869
General Dynamics Corp.	1,106,863	388,608,531
General Electric Co.	2,005,306	615,207,828
HEICO Corp.(c)	323,783	107,143,033
Hexcel Corp.(c)	482,525	39,957,895
Howmet Aerospace, Inc.	1,374,805	286,069,424
Huntington Ingalls Industries, Inc.	244,273	102,719,239
Karman Holdings, Inc.(b)(c)	618,974	64,249,501
Kratos Defense & Security Solutions, Inc.(b)	1,100,178	113,329,336
L3Harris Technologies, Inc.(c)	969,774	332,487,016
Leonardo DRS, Inc.(c)	1,594,711	65,478,834
Loar Holdings, Inc.(b)(c)	320,378	21,971,523
Lockheed Martin Corp.	1,118,188	709,177,193
Mercury Systems, Inc.(b)(c)	391,643	36,767,445
Moog, Inc., Class A	139,411	42,569,149
Northrop Grumman Corp.	689,649	477,416,417
Redwire Corp.(b)(c)	1,076,070	12,643,823
Rocket Lab Corp.(b)(c)	1,740,287	139,344,780
RTX Corp.	3,398,982	682,957,453
StandardAero, Inc.(b)(c)	2,113,997	65,301,367
Textron, Inc.	895,810	78,885,029
TransDigm Group, Inc.	155,709	222,280,826
V2X, Inc.(b)(c)	184,922	12,728,181
Voyager Technologies, Inc., Class A(b)(c)	254,172	7,759,871
Woodward, Inc.(c)	259,175	82,376,182
		6,130,661,447
Communications Equipment-0.44%
Viasat, Inc.(b)	761,685	34,405,311
Diversified Telecommunication Services-0.06%
Iridium Communications, Inc.(c)	250,407	4,988,107
Electrical Equipment-1.71%
Eaton Corp. PLC	379,638	133,412,386
Electronic Equipment, Instruments & Components-4.61%
Amphenol Corp., Class A	1,355,984	195,370,175
Keysight Technologies, Inc.(b)	206,096	44,584,748
nLight, Inc.(b)	224,996	10,262,067
	Shares	Value
Electronic Equipment, Instruments & Components-(continued)
OSI Systems, Inc.(b)(c)	81,878	$20,480,963
Teledyne Technologies, Inc.(b)	94,819	58,816,226
TTM Technologies, Inc.(b)(c)	309,740	30,416,468
		359,930,647
Industrial Conglomerates-4.25%
Honeywell International, Inc.	1,460,417	332,274,076
Machinery-3.44%
Oshkosh Corp.(c)	142,115	20,438,979
Parker-Hannifin Corp.	265,385	248,357,899
		268,796,878
Metals & Mining-0.96%
ATI, Inc.(b)	623,565	75,014,869
Professional Services-4.98%
Amentum Holdings, Inc.(b)(c)	1,021,338	36,543,474
BlackSky Technology, Inc.(b)(c)	234,594	5,177,490
Booz Allen Hamilton Holding Corp.(c)	552,441	48,846,833
CACI International, Inc., Class A(b)(c)	122,962	76,307,758
KBR, Inc.	599,903	25,681,847
Leidos Holdings, Inc.	554,345	104,372,077
Parsons Corp.(b)(c)	298,401	20,905,974
Planet Labs PBC(b)(c)	1,906,069	47,594,543
Science Applications International Corp.	228,590	23,261,318
		388,691,314
Software-1.13%
C3.ai, Inc., Class A(b)(c)	217,370	2,393,244
Palantir Technologies, Inc., Class A(b)	583,819	85,582,027
		87,975,271
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $5,204,314,609)		7,816,150,306
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.22%
Invesco Private Government Fund, 3.65%(d)(e)(f)	114,134,462	114,134,462
Invesco Private Prime Fund, 3.80%(d)(e)(f)	293,556,418	293,644,485
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $407,778,947)		407,778,947
TOTAL INVESTMENTS IN SECURITIES-105.28% (Cost $5,612,093,556)		8,223,929,253
OTHER ASSETS LESS LIABILITIES-(5.28)%		(412,330,122)
NET ASSETS-100.00%		$7,811,599,131

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

See accompanying notes which are an integral part of this schedule.

Invesco Aerospace & Defense ETF (PPA)—(continued)
January 31, 2026
(Unaudited)

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,020,998	$51,707,557	$(53,728,555)	$-	$-	$-	$114,991
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	96,657,557	820,491,380	(803,014,475)	-	-	114,134,462	2,804,849 *
Invesco Private Prime Fund	246,374,175	1,313,257,653	(1,266,001,850)	17,717	(3,210)	293,644,485	7,544,679 *
Total	$345,052,730	$2,185,456,590	$(2,122,744,880)	$17,717	$(3,210)	$407,778,947	$10,464,519

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Bloomberg Analyst Rating Improvers ETF (UPGD)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-1.96%
Charter Communications, Inc., Class A(b)	10,243	$2,111,287
Consumer Discretionary-10.02%
Airbnb, Inc., Class A(b)	17,376	2,247,933
Marriott International, Inc., Class A	6,992	2,204,578
Tractor Supply Co.	37,848	1,925,706
Williams-Sonoma, Inc.	11,388	2,330,554
Yum! Brands, Inc.	13,407	2,084,789
		10,793,560
Consumer Staples-20.90%
Archer-Daniels-Midland Co.	34,158	2,299,175
Clorox Co. (The)	20,210	2,279,486
Colgate-Palmolive Co.	25,341	2,288,039
Dollar General Corp.	19,955	2,862,145
Estee Lauder Cos., Inc. (The), Class A	23,147	2,668,386
Hershey Co. (The)	10,900	2,122,775
Hormel Foods Corp.	89,612	2,205,351
J.M. Smucker Co. (The)	18,995	1,991,816
Kimberly-Clark Corp.	19,425	1,942,306
McCormick & Co., Inc.	29,795	1,842,225
		22,501,704
Financials-3.76%
FactSet Research Systems, Inc.	7,453	1,895,745
Jack Henry & Associates, Inc.	11,998	2,150,162
		4,045,907
Health Care-9.54%
Bristol-Myers Squibb Co.	43,427	2,390,657
Medtronic PLC	19,822	2,040,873
Mettler-Toledo International, Inc.(b)	1,416	1,944,508
Waters Corp.(b)	5,281	1,957,772
Zimmer Biomet Holdings, Inc.	22,230	1,935,566
		10,269,376
Industrials-37.42%
Allegion PLC	12,376	2,046,867
C.H. Robinson Worldwide, Inc.	13,139	2,561,448
	Shares	Value
Industrials-(continued)
Caterpillar, Inc.	3,593	$2,361,894
Cintas Corp.	10,838	2,074,285
Cummins, Inc.	4,201	2,431,623
Deere & Co.	4,185	2,209,680
Expeditors International of Washington, Inc.	14,294	2,294,759
Graco, Inc.	25,061	2,188,577
Lennox International, Inc.	4,450	2,203,106
Northrop Grumman Corp.	3,518	2,435,371
Old Dominion Freight Line, Inc.	15,595	2,701,054
Otis Worldwide Corp.	22,973	1,962,354
PACCAR, Inc.	20,609	2,533,052
Paycom Software, Inc.	12,354	1,664,701
Rockwell Automation, Inc.	5,336	2,249,924
Rollins, Inc.	33,511	2,122,587
Snap-on, Inc.	6,021	2,204,348
Trane Technologies PLC	4,885	2,054,533
		40,300,163
Information Technology-9.01%
Cognizant Technology Solutions Corp., Class A	27,508	2,257,306
DocuSign, Inc.(b)	30,579	1,606,621
NetApp, Inc.	18,721	1,803,768
Palantir Technologies, Inc., Class A(b)	12,023	1,762,452
Zoom Communications, Inc., Class A(b)	24,642	2,269,528
		9,699,675
Utilities-7.33%
Alliant Energy Corp.	29,582	1,949,750
American Electric Power Co., Inc.	16,338	1,956,884
CenterPoint Energy, Inc.	50,202	1,992,517
WEC Energy Group, Inc.	18,051	1,997,704
		7,896,855
TOTAL INVESTMENTS IN SECURITIES-99.94% (Cost $101,248,806)		107,618,527
OTHER ASSETS LESS LIABILITIES-0.06%		66,094
NET ASSETS-100.00%		$107,684,621

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$99,437	$2,904,899	$(3,004,336)	$-	$-	$-	$1,914
See accompanying notes which are an integral part of this schedule.

Invesco Bloomberg Analyst Rating Improvers ETF (UPGD)—(continued)
January 31, 2026
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,821,775	$36,820,677	$(39,642,452)	$-	$-	$-	$52,181 *
Invesco Private Prime Fund	5,059,744	94,847,058	(99,906,986)	-	184	-	140,482 *
Total	$7,980,956	$134,572,634	$(142,553,774)	$-	$184	$-	$194,577

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Momentum ETF (PDP)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Communication Services-1.95%
Alphabet, Inc., Class A	57,007	$19,268,366
Reddit, Inc., Class A(b)	38,066	6,862,158
		26,130,524
Consumer Discretionary-7.70%
Carvana Co.(b)	64,706	25,954,224
Expedia Group, Inc.	29,464	7,803,246
General Motors Co.	97,590	8,197,560
Hilton Worldwide Holdings, Inc.	27,770	8,289,623
Las Vegas Sands Corp.	112,208	5,916,728
Ralph Lauren Corp.	29,029	10,259,139
Rivian Automotive, Inc., Class A(b)(c)	367,424	5,419,504
Tapestry, Inc.	101,063	12,825,905
Tesla, Inc.(b)	21,220	9,133,300
Williams-Sonoma, Inc.	45,704	9,353,323
		103,152,552
Consumer Staples-3.54%
Casey’s General Stores, Inc.	17,540	10,638,010
Dollar General Corp.	54,966	7,883,773
Dollar Tree, Inc.(b)	61,360	7,215,323
Performance Food Group Co.(b)	141,365	13,493,289
Walmart, Inc.	69,371	8,264,861
		47,495,256
Financials-6.87%
American Express Co.	21,663	7,629,059
Bank of New York Mellon Corp. (The)	66,494	7,973,960
Capital One Financial Corp.	31,237	6,838,716
Goldman Sachs Group, Inc. (The)	10,691	10,000,468
Interactive Brokers Group, Inc., Class A	178,361	13,355,672
Invesco Ltd.(d)	282,598	7,712,099
JPMorgan Chase & Co.	24,222	7,409,268
Popular, Inc.	61,984	8,276,724
Raymond James Financial, Inc.	46,149	7,654,273
Stifel Financial Corp.	65,967	8,133,731
Synchrony Financial	97,995	7,117,377
		92,101,347
Health Care-13.14%
BridgeBio Pharma, Inc.(b)(c)	176,002	13,599,675
Cardinal Health, Inc.	57,548	12,365,914
Cencora, Inc.	24,494	8,798,735
Ensign Group, Inc. (The)(c)	80,418	13,804,554
Exelixis, Inc.(b)	170,901	7,068,465
Insmed, Inc.(b)	117,077	18,365,869
Intuitive Surgical, Inc.(b)	27,415	13,823,191
McKesson Corp.	16,716	13,894,506
Medpace Holdings, Inc.(b)	46,072	26,836,019
Natera, Inc.(b)	64,724	14,960,305
Roivant Sciences Ltd.(b)	365,985	7,912,596
Tenet Healthcare Corp.(b)	92,194	17,450,480
United Therapeutics Corp.(b)	15,222	7,146,577
		176,026,886
Industrials-28.62%
API Group Corp.(b)	421,948	17,540,378
Armstrong World Industries, Inc.	41,985	7,714,324
ATI, Inc.(b)	197,249	23,729,055
C.H. Robinson Worldwide, Inc.	47,473	9,254,861
Carpenter Technology Corp.	73,952	23,504,164
Caterpillar, Inc.	18,865	12,401,096
Comfort Systems USA, Inc.	35,734	40,811,802
	Shares	Value
Industrials-(continued)
Cummins, Inc.	14,864	$8,603,581
Curtiss-Wright Corp.	25,299	16,613,600
Dycom Industries, Inc.(b)	31,049	11,313,945
Ferguson Enterprises, Inc.	33,208	8,383,692
FTAI Aviation Ltd.	45,487	12,387,020
GE Vernova, Inc.	24,017	17,445,228
General Electric Co.	45,167	13,856,784
HEICO Corp.(c)	23,852	7,892,865
Howmet Aerospace, Inc.	116,152	24,168,908
Leidos Holdings, Inc.	49,480	9,316,094
MasTec, Inc.(b)	55,696	13,393,774
Mueller Industries, Inc.	143,430	19,526,560
Parker-Hannifin Corp.	14,182	13,272,083
Quanta Services, Inc.	50,331	23,888,603
RBC Bearings, Inc.(b)	17,904	8,946,092
SPX Technologies, Inc.(b)	58,625	12,218,036
United Airlines Holdings, Inc.(b)	81,005	8,288,432
Wabtec Corp.	36,851	8,480,889
Woodward, Inc.	32,894	10,455,029
		383,406,895
Information Technology-33.24%
Amphenol Corp., Class A	258,715	37,275,657
Apple, Inc.	144,737	37,556,357
Applied Materials, Inc.	68,620	22,117,598
AppLovin Corp., Class A(b)	52,679	24,922,962
Broadcom, Inc.	107,122	35,489,519
Ciena Corp.(b)	67,105	16,897,710
Coherent Corp.(b)	59,503	12,625,347
Corning, Inc.	97,732	10,090,829
CrowdStrike Holdings, Inc., Class A(b)	23,386	10,322,697
First Solar, Inc.(b)	29,093	6,561,053
Intel Corp.(b)	205,992	9,572,448
International Business Machines Corp.	25,665	7,871,455
IonQ, Inc.(b)(c)	184,807	7,388,584
Jabil, Inc.	69,922	16,584,799
KLA Corp.	18,783	26,820,997
Lam Research Corp.	76,943	17,963,113
MACOM Technology Solutions Holdings, Inc.(b)	112,612	24,668,785
Micron Technology, Inc.	51,731	21,462,157
Microsoft Corp.	31,654	13,620,400
MongoDB, Inc.(b)	21,925	8,141,410
Pegasystems, Inc.	141,471	6,180,868
Rambus, Inc.(b)	91,281	10,390,516
Rubrik, Inc., Class A(b)(c)	119,404	6,680,654
Seagate Technology Holdings PLC	48,902	19,936,856
Teradyne, Inc.	46,351	11,172,909
Western Digital Corp.	91,974	23,014,654
		445,330,334
Materials-3.08%
Albemarle Corp.	66,304	11,313,452
CRH PLC	79,783	9,766,237
Newmont Corp.	102,303	11,493,742
Royal Gold, Inc.	33,204	8,742,945
		41,316,376
Real Estate-1.88%
CBRE Group, Inc., Class A(b)	49,498	8,430,994
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Momentum ETF (PDP)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Real Estate-(continued)
Jones Lang LaSalle, Inc.(b)	22,713	$8,129,210
Welltower, Inc.	45,489	8,568,308
		25,128,512
Total Common Stocks & Other Equity Interests (Cost $1,113,988,713)		1,340,088,682
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e) (Cost $847,791)	847,791	847,791
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $1,114,836,504)		1,340,936,473
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.60%
Invesco Private Government Fund, 3.65%(d)(e)(f)	5,638,185	$5,638,185
Invesco Private Prime Fund, 3.80%(d)(e)(f)	15,782,900	15,787,635
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,425,820)		21,425,820
TOTAL INVESTMENTS IN SECURITIES-101.68% (Cost $1,136,262,324)		1,362,362,293
OTHER ASSETS LESS LIABILITIES-(1.68)%		(22,574,177)
NET ASSETS-100.00%		$1,339,788,116

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Invesco Ltd.	$-	$7,494,936	$(73,159)	$284,963	$5,359	$7,712,099	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	688,015	9,683,852	(9,524,076)	-	-	847,791	29,731
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,934,378	230,756,095	(235,052,288)	-	-	5,638,185	598,401 *
Invesco Private Prime Fund	25,842,465	511,642,415	(521,701,189)	340	3,604	15,787,635	1,632,361 *
Total	$36,464,858	$759,577,298	$(766,350,712)	$285,303	$8,963	$29,985,710	$2,260,493

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Global Listed Private Equity ETF (PSP)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-90.96%
Capital Markets-69.20%
3i Group PLC (United Kingdom)	377,418	$17,387,684
Alaris Equity Partners Income (Canada)	112,221	1,789,205
Ares Capital Corp.(b)	425,723	8,467,630
Blackstone Secured Lending Fund(b)	114,941	2,949,386
Blackstone, Inc., Class A	101,588	14,468,163
Blue Owl Capital Corp., BDC(b)	241,398	2,896,776
Blue Owl Capital, Inc.(b)	951,773	12,982,184
Blue Owl Technology Finance Corp.(b)	223,344	2,977,175
Bridgepoint Group PLC (United Kingdom)(c)	1,525,387	5,690,198
Capital Southwest Corp., BDC(b)	37,215	872,320
Carlyle Group, Inc. (The)	156,693	9,210,415
Chrysalis Investments Ltd. (Guernsey)(d)	1,077,241	1,564,155
CVC Capital Partners PLC (Luxembourg)(b)(c)	989,263	17,639,777
EQT AB (Sweden)(b)	440,666	16,830,192
Fairfax India Holdings Corp. (India)(c)(d)	198,417	3,388,962
FS KKR Capital Corp., BDC(b)	105,240	1,451,260
Georgia Capital PLC (Georgia)(d)	64,184	2,976,329
Gimv N.V. (Belgium)(b)	79,364	4,301,525
Gladstone Investment Corp.(b)	58,361	807,133
Goldman Sachs BDC, Inc., BDC(b)	80,707	760,260
Golub Capital BDC, Inc.(b)	114,018	1,526,701
Hamilton Lane, Inc., Class A(b)	51,981	7,341,796
Hercules Capital, Inc.(b)	85,726	1,588,503
Integral Corp. (Japan)(b)	77,823	1,794,240
IP Group PLC (United Kingdom)(d)	1,963,668	1,599,291
JAFCO Group Co. Ltd. (Japan)	159,640	2,528,276
Kayne Anderson BDC, Inc.(b)	53,034	751,492
KKR & Co., Inc., Class A	119,433	13,646,415
Main Street Capital Corp.(b)	53,580	3,418,404
Molten Ventures PLC (United Kingdom)(d)	502,450	3,492,964
Mutares SE & Co. KGaA (Germany)(b)	49,098	1,904,294
Oaktree Specialty Lending Corp.(b)	59,597	734,235
Onex Corp. (Canada)	119,530	10,241,015
P10, Inc., Class A(b)	82,676	891,247
Partners Group Holding AG (Switzerland)(b)	12,996	17,789,661
Patria Investments Ltd., Class A (Cayman Islands)(b)	160,352	2,342,743
Ratos AB, Class B (Sweden)	624,922	2,687,760
Seraphim Space Investment Trust PLC (United Kingdom)(b)(d)	745,376	1,317,511
Sixth Street Specialty Lending, Inc.(b)	36,018	790,595
StepStone Group, Inc., Class A	103,550	7,319,949
STIC Investments, Inc. (South Korea)(d)	111,621	904,079
SuRo Capital Corp.	86,268	805,743
TPG, Inc.	250,557	14,760,313
Trinity Capital, Inc., BDC	54,542	917,942
Woori Technology Investment Co. Ltd. (South Korea)(d)	142,618	835,364
		231,341,262
Consumer Staples Distribution & Retail-1.97%
Sonae SGPS S.A. (Portugal)	3,133,930	6,600,542
Diversified Consumer Services-1.57%
Graham Holdings Co., Class B	4,490	5,238,169
	Shares	Value
Financial Services-15.77%
Compass Diversified Holdings(b)	283,950	$1,865,551
Eurazeo SE (France)	153,501	9,254,110
HAL Trust (Netherlands)	83,379	15,445,790
Kinnevik AB, Class B (Sweden)(b)(d)	709,759	5,861,520
Sofina S.A. (Belgium)(b)	48,939	14,313,137
Wendel SE (France)	61,493	5,962,289
		52,702,397
Industrial Conglomerates-1.72%
Brookfield Business Corp., Class A (Canada)(b)	90,182	3,217,955
Italmobiliare S.p.A. (Italy)(b)	76,469	2,534,183
		5,752,138
Interactive Media & Services-0.73%
IAC, Inc.(b)(d)	66,392	2,453,184
Total Common Stocks & Other Equity Interests (Cost $268,115,011)		304,087,692

Closed-End Funds-8.99%
Destiny Tech100, Inc.(b)(d)	30,943	1,062,273
HBM Healthcare Investments AG (Switzerland)	12,707	3,961,972
HgCapital Trust PLC (United Kingdom)(b)	1,133,779	7,043,874
NB Private Equity Partners Ltd. (Guernsey)	118,468	2,498,956
Oakley Capital Investments Ltd. (Bermuda)	443,431	3,239,587
Pantheon International PLC (United Kingdom)(d)	1,141,189	5,909,076
Partners Group Private Equity Ltd. (Guernsey)(b)	135,618	1,645,098
Schiehallion Fund Ltd. (The) (Guernsey)(c)(d)	2,159,781	3,847,257
Syncona Ltd. (United Kingdom)(b)(d)	633,143	857,195
Total Closed-End Funds (Cost $25,445,554)		30,065,288
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $293,560,565)		334,152,980
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-28.95%
Invesco Private Government Fund, 3.65%(e)(f)(g)	26,799,080	26,799,080
Invesco Private Prime Fund, 3.80%(e)(f)(g)	69,956,252	69,977,239
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $96,776,319)		96,776,319
TOTAL INVESTMENTS IN SECURITIES-128.90% (Cost $390,336,884)		430,929,299
OTHER ASSETS LESS LIABILITIES-(28.90)%		(96,625,981)
NET ASSETS-100.00%		$334,303,318
See accompanying notes which are an integral part of this schedule.

Invesco Global Listed Private Equity ETF (PSP)—(continued)
January 31, 2026
(Unaudited)
Investment Abbreviations:
BDC	-Business Development Company

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2026.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $30,566,194, which represented 9.14% of the Fund’s Net Assets.

(d)	Non-income producing security.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$17,659,415	$(17,659,415)	$-	$-	$-	$8,009
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,792,924	150,389,492	(143,383,336)	-	-	26,799,080	581,018 *
Invesco Private Prime Fund	51,480,411	290,507,907	(272,013,024)	2,708	(763)	69,977,239	1,563,051 *
Total	$71,273,335	$458,556,814	$(433,055,775)	$2,708	$(763)	$96,776,319	$2,152,078

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
United Kingdom	12.94%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Golden Dragon China ETF (PGJ)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-24.64%
Autohome, Inc., ADR	50,203	$1,106,474
Baidu, Inc., ADR(b)(c)	87,859	13,458,242
Bilibili, Inc., ADR(b)(c)	87,484	2,977,955
Hello Group, Inc., ADR	128,984	879,671
HUYA, Inc., ADR(c)	70,708	299,802
iQIYI, Inc., ADR(b)(c)	389,940	811,075
LZ Technology Holdings Ltd., B Shares(b)(c)	96,545	128,405
NetEase, Inc., ADR	59,545	7,671,182
Sohu.com Ltd., ADR(b)	23,043	390,118
So-Young International, Inc., ADR(c)	59,624	169,332
Tencent Music Entertainment Group, ADR	297,547	4,992,839
Weibo Corp., ADR(c)	66,011	698,397
Zhihu, Inc., ADR(b)	31,642	119,290
		33,702,782
Consumer Discretionary-49.89%
51 Talk Online Education Group, ADR(b)(c)	2,839	72,423
Alibaba Group Holding Ltd., ADR(c)	69,800	11,835,288
Atour Lifestyle Holdings Ltd., ADR	71,862	2,568,348
ATRenew, Inc., ADR(b)	103,553	608,892
Baozun, Inc., ADR(b)(c)	34,064	91,292
Cango, Inc.(b)(c)	209,759	258,004
Chagee Holdings Ltd., ADR(c)	12,581	147,449
ECARX Holdings, Inc.(b)(c)	241,360	434,448
Epsium Enterprise Ltd.(b)(c)	10,014	16,123
Gaotu Techedu, Inc., ADR(b)(c)	113,081	255,563
H World Group Ltd., ADR(c)	103,432	4,914,054
Here Group Ltd., ADR(b)(c)	19,508	93,833
Hesai Group, ADR(b)(c)	7,542	180,028
JD.com, Inc., ADR	343,986	9,796,721
Li Auto, Inc., ADR(b)(c)	152,775	2,540,648
MINISO Group Holding Ltd., ADR(c)	25,838	476,969
New Oriental Education & Technology Group, Inc., ADR	76,587	4,624,323
NIO, Inc., ADR(b)	971,890	4,567,883
Niu Technologies, ADR(b)	38,323	126,849
SunCar Technology Group, Inc., Class A (Hong Kong)(b)(c)	41,712	82,590
TAL Education Group, ADR(b)	308,063	3,912,400
Viomi Technology Co. Ltd., ADR	30,780	40,937
Vipshop Holdings Ltd., ADR(c)	279,518	4,782,553
WeRide, Inc., ADR(b)(c)	174,786	1,400,036
XPeng, Inc., ADR(b)(c)	159,017	2,859,126
Youdao, Inc., ADR(b)(c)	28,163	292,895
Yum China Holdings, Inc.	228,074	11,271,417
		68,251,092
Consumer Staples-1.27%
DingDong (Cayman) Ltd., ADR(b)	104,829	299,811
RLX Technology, Inc., ADR	523,271	1,208,756
Yatsen Holding Ltd., ADR(b)	53,653	228,562
		1,737,129
Financials-3.75%
FinVolution Group, ADR	143,816	737,776
High Templar Tech Ltd., ADR(b)	148,818	433,060
Jiayin Group, Inc., ADR	12,576	83,002
LexinFintech Holdings Ltd., ADR	110,437	314,746
Lufax Holding Ltd., ADR(b)	204,848	544,896
Metalpha Technology Holding Ltd.(b)	29,432	59,747
Noah Holdings Ltd., ADR	31,327	371,538
Qifu Technology, Inc., ADR	89,693	1,394,726
	Shares	Value
Financials-(continued)
Up Fintech Holding Ltd., ADR(b)	100,860	$861,344
Waterdrop, Inc., ADR	115,835	191,128
X Financial, ADR(c)	15,716	80,937
Yiren Digital Ltd., ADR(c)	13,552	53,801
		5,126,701
Health Care-0.73%
BGM Group Ltd.(b)(c)	134,237	473,857
China SXT Pharmaceuticals, Inc.(b)	86,453	2,680
Zai Lab Ltd., ADR(b)(c)	29,099	483,043
Zhengye Biotechnology Holding Ltd.(b)(c)	35,144	34,090
		993,670
Industrials-9.86%
EHang Holdings Ltd., ADR(b)(c)	39,639	506,190
Full Truck Alliance Co. Ltd., ADR	483,177	4,783,452
HUHUTECH International Group, Inc.(b)(c)	17,265	115,675
Kanzhun Ltd., ADR	248,405	4,600,461
SOS Ltd.(b)(c)	320,126	489,793
ZKH Group Ltd., ADR(b)	80,046	268,955
ZTO Express (Cayman), Inc., ADR	124,208	2,723,881
		13,488,407
Information Technology-6.32%
Agora, Inc., ADR(b)	54,473	227,152
Canadian Solar, Inc. (Canada)(b)(c)	49,773	951,909
Daqo New Energy Corp., ADR(b)	55,024	1,360,193
GDS Holdings Ltd., ADR(b)(c)	70,428	3,147,427
JinkoSolar Holding Co. Ltd., ADR(c)	27,981	717,153
Kingsoft Cloud Holdings Ltd., ADR(b)(c)	20,824	275,085
MicroAlgo, Inc.(b)(c)	8,154	37,427
Pony AI, Inc., ADR(b)(c)	14,901	206,826
Tuya, Inc., ADR	163,231	341,153
Vnet Group, Inc., ADR(b)(c)	108,665	1,144,242
Xunlei Ltd., ADR(b)(c)	39,291	241,640
		8,650,207
Real Estate-3.45%
KE Holdings, Inc., ADR(c)	252,322	4,723,468
Total Common Stocks & Other Equity Interests (Cost $170,537,748)		136,673,456

Money Market Funds-0.19%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e) (Cost $264,601)	264,601	264,601
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $170,802,349)		136,938,057
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-24.85%
Invesco Private Government Fund, 3.65%(d)(e)(f)	9,883,731	9,883,731
See accompanying notes which are an integral part of this schedule.

Invesco Golden Dragon China ETF (PGJ)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.80%(d)(e)(f)	24,101,279	$24,108,509
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $33,992,240)		33,992,240
TOTAL INVESTMENTS IN SECURITIES-124.95% (Cost $204,794,589)		170,930,297
OTHER ASSETS LESS LIABILITIES-(24.95)%		(34,134,166)
NET ASSETS-100.00%		$136,796,131

Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$106,162	$6,547,498	$(6,389,059)	$-	$-	$264,601	$8,227
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,756,612	136,354,165	(130,227,046)	-	-	9,883,731	196,417 *
Invesco Private Prime Fund	9,893,211	265,334,706	(251,119,199)	-	(209)	24,108,509	535,956 *
Total	$13,755,985	$408,236,369	$(387,735,304)	$-	$(209)	$34,256,841	$740,600

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco MSCI Sustainable Future ETF (ERTH)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Automobiles-18.90%
BYD Co. Ltd., A Shares (China)	79,257	$1,036,603
BYD Co. Ltd., H Shares (China)(b)	567,950	7,082,732
Li Auto, Inc., A Shares (China)(b)(c)	304,615	2,546,440
Lucid Group, Inc.(b)(c)	33,649	372,494
NIO, Inc., A shares (China)(b)(c)	451,576	2,153,501
OLA Electric Mobility Ltd. (India)(c)	326,286	114,873
Polestar Automotive Holding UK PLC, ADR (Hong Kong)(b)(c)	3,707	56,087
Rivian Automotive, Inc., Class A(b)(c)	191,643	2,826,734
Seres Group Co. Ltd. (China)	23,900	358,540
Tesla, Inc.(c)	17,065	7,344,947
XPeng, Inc. (China)(b)(c)	304,345	2,740,434
Zhejiang Leapmotor Technology Co. Ltd. (China)(c)(d)	124,007	673,573
		27,306,958
Building Products-4.80%
Advanced Drainage Systems, Inc.	18,006	2,737,632
Kingspan Group PLC (Ireland)	37,433	3,271,290
Recticel S.A. (Belgium)	10,483	127,309
Rockwool A/S (Denmark)	23,545	798,047
		6,934,278
Chemicals-0.08%
Finolex Industries Ltd. (India)	61,199	117,651
Commercial Services & Supplies-0.51%
China Everbright Environment Group Ltd. (China)	897,181	577,433
Dynagreen Environmental Protection Group Co. Ltd., H Shares (China)(d)	94,426	64,244
Zhejiang Weiming Environment Protection Co. Ltd. (China)	25,200	99,824
		741,501
Construction & Engineering-0.49%
China Conch Venture Holdings Ltd. (China)	349,790	478,088
Inox Green Energy Services Ltd. (India)(c)	27,150	50,236
Sterling and Wilson Renewable Energy Ltd. (India)(c)(d)	28,787	58,126
Waaree Renewable Technologies Ltd. (India)	6,426	63,316
West Holdings Corp. (Japan)(b)	5,036	51,990
		701,756
Diversified REITs-1.55%
American Assets Trust, Inc.	11,931	215,474
Merlin Properties SOCIMI S.A. (Spain)	95,976	1,433,613
Sekisui House Reit, Inc. (Japan)	990	583,236
		2,232,323
Electrical Equipment-18.49%
Array Technologies, Inc.(b)(c)	37,246	421,811
Contemporary Amperex Technology Co. Ltd. (China)	18,973	1,184,232
Contemporary Amperex Technology Co. Ltd., A Shares (China)	64,436	3,251,255
CS Wind Corp. (South Korea)(c)	6,239	175,861
Energiekontor AG (Germany)	1,719	78,402
Goldwind Science & Technology Co. Ltd., A Shares (China)	51,000	191,432
Inox Wind Ltd. (India)(c)	191,767	225,539
Kempower OYJ (Finland)(c)	5,479	105,663
LG Energy Solution Ltd. (South Korea)(c)	11,408	3,135,903
Nextpower, Inc., Class A(c)	36,068	4,223,202
	Shares	Value
Electrical Equipment-(continued)
Nordex SE (Germany)(c)	31,667	$1,272,434
Olectra Greentech Ltd. (India)	10,119	119,451
Plug Power, Inc.(b)(c)	273,243	577,909
PNE AG (Germany)(b)	6,611	77,832
REPT BATTERO Energy Co. Ltd. (China)(c)	75,469	111,450
Shoals Technologies Group, Inc., Class A(c)	40,597	383,236
Signify N.V.	31,253	665,895
Sungrow Power Supply Co. Ltd., A Shares (China)	30,320	658,685
Sunrun, Inc.(c)	56,233	1,068,427
Suzlon Energy Ltd. (India)(c)	2,500,044	1,298,187
Vestas Wind Systems A/S (Denmark)	246,167	7,489,187
		26,715,993
Electronic Equipment, Instruments & Components-0.78%
Badger Meter, Inc.	7,164	1,050,099
China Railway Signal & Communication Corp. Ltd. (China)	106,200	84,080
		1,134,179
Food Products-2.06%
Darling Ingredients, Inc.(c)	38,468	1,756,449
Grieg Seafood ASA (Norway)(c)	11,190	86,928
SalMar ASA (Norway)	16,484	985,177
SLC Agricola S.A. (Brazil)	49,264	151,022
		2,979,576
Ground Transportation-1.51%
Beijing-Shanghai High Speed Railway Co. Ltd., A Shares (China)	715,600	501,323
BTS Group Holdings PCL, Wts., expiring 11/20/2026 (Thailand)(c)	1	0
MTR Corp. Ltd. (Hong Kong)(b)	378,380	1,673,643
		2,174,966
Household Durables-2.48%
Beazer Homes USA, Inc.(c)	6,887	148,553
Berkeley Group Holdings PLC (The) (United Kingdom)	23,308	1,320,629
KB Home	15,765	907,118
Meritage Homes Corp.	17,305	1,202,871
		3,579,171
Independent Power and Renewable Electricity Producers-5.94%
ACEN Corp. (Philippines)	2,449,148	109,956
Acme Solar Holdings Ltd. (India)	29,841	73,355
Boralex, Inc., Class A (Canada)(b)	21,261	396,441
China Datang Corp. Renewable Power Co. Ltd., H Shares (China)(b)	585,647	156,720
China Longyuan Power Group Corp. Ltd., H Shares (China)(b)	606,617	551,240
China Three Gorges Renewables (Group) Co. Ltd., A Shares (China)	423,000	250,247
EDP Renovaveis S.A. (Spain)(b)	76,681	1,169,118
Energix-Renewable Energies Ltd. (Israel)	67,166	428,193
Enlight Renewable Energy Ltd. (Israel)(c)	32,083	1,815,935
ERG S.p.A. (Italy)(b)	12,811	342,188
Grenergy Renovables S.A. (Spain)(c)	3,482	398,899
HD Renewable Energy Co. Ltd. (Taiwan)	20,983	78,081
KPI Green Energy Ltd. (India)(d)	21,897	94,271
Margun Enerji Uretim Sanayi ve Ticaret A.S (Turkey)(c)	181,852	172,073
Ormat Technologies, Inc.(b)	14,040	1,754,157
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Sustainable Future ETF (ERTH)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Independent Power and Renewable Electricity Producers-(continued)
Solaria Energia y Medio Ambiente S.A. (Spain)(c)	18,256	$404,101
Voltalia S.A. (France)(b)(c)	9,714	82,020
Xinyi Energy Holdings Ltd. (China)(b)	630,488	97,648
XPLR Infrastructure L.P.(c)	21,662	210,988
		8,585,631
Industrial REITs-1.83%
CRE Logistics REIT, Inc. (Japan)(b)	145	156,707
Mitsubishi Estate Logistics REIT Investment Corp. (Japan)	346	295,137
Nippon Prologis REIT, Inc. (Japan)	1,634	956,567
Tritax Big Box REIT PLC (United Kingdom)	544,056	1,238,490
		2,646,901
IT Services-1.46%
GDS Holdings Ltd., A Shares (China)(c)	273,800	1,525,014
Kingsoft Cloud Holdings Ltd., H shares (China)(b)(c)	662,814	589,022
		2,114,036
Machinery-2.24%
Alstom S.A. (France)(b)(c)	84,469	2,706,745
Energy Recovery, Inc.(c)	12,974	189,291
Stadler Rail AG (Switzerland)(b)	13,393	344,464
		3,240,500
Metals & Mining-0.63%
Century Iron and Steel Industrial Co. Ltd. (Taiwan)	42,000	180,396
Sigma Lithium Corp. (Brazil)(b)(c)	14,853	160,115
Sims Ltd.	39,993	563,326
		903,837
Office REITs-6.62%
Brandywine Realty Trust(b)	41,760	118,181
Centuria Office REIT (Australia)(b)	95,739	71,626
Colonial SFL Socimi S.A. (Spain)(b)	68,743	426,727
Cousins Properties, Inc.	40,861	1,031,332
Covivio S.A. (France)	13,590	871,360
Douglas Emmett, Inc.(b)	40,836	431,228
Embassy Office Parks REIT (India)	207,937	982,114
Gecina S.A. (France)	11,220	1,034,311
Global One Real Estate Investment Corp. (Japan)	239	211,556
Japan Excellent, Inc. (Japan)(b)	270	261,928
Keppel REIT (Singapore)	659,491	512,597
Mori Hills REIT Investment Corp. (Japan)(b)	353	332,203
Nippon Building Fund, Inc. (Japan)(b)	1,894	1,762,542
Piedmont Realty Trust, Inc., Class A	30,230	254,537
Vornado Realty Trust	39,707	1,265,859
		9,568,101
Oil, Gas & Consumable Fuels-0.28%
REX American Resources Corp.(c)	7,226	244,311
Verbio SE (Germany)(c)	5,498	162,938
		407,249
Paper & Forest Products-1.83%
Canfor Corp. (Canada)(c)	14,232	150,712
Suzano S.A. (Brazil)	168,979	1,592,141
West Fraser Timber Co. Ltd. (Canada)	13,036	895,187
		2,638,040
	Shares	Value
Real Estate Management & Development-1.24%
Henderson Land Development Co. Ltd. (Hong Kong)(b)	353,745	$1,407,495
Lighthouse Properties PLC (Mauritius)	283,309	151,883
Mahindra Lifespace Developers Ltd. (India)	26,295	105,071
Platzer Fastigheter Holding AB, Class B (Sweden)(b)	14,785	123,937
		1,788,386
Retail REITs-8.76%
AEON REIT Investment Corp. (Japan)(b)	390	338,639
CapitaLand Integrated Commercial Trust (Singapore)	1,483,669	2,792,253
Eurocommercial Properties N.V. (Netherlands)	10,693	316,579
First Capital REIT (Canada)(b)	25,316	369,977
Frasers Centrepoint Trust (Singapore)	321,177	566,906
Japan Metropolitan Fund Investment Corp. (Japan)	1,749	1,381,069
Klepierre S.A. (France)(b)	52,444	2,027,652
Lendlease Global Commercial REIT (Singapore)	547,573	275,451
Mapletree Pan Asia Commercial Trust (Singapore)	578,030	664,535
Mercialys S.A. (France)	22,862	288,693
SmartCentres REIT (Canada)(b)	17,527	345,453
Unibail-Rodamco-Westfield (France)	29,680	3,293,476
		12,660,683
Semiconductors & Semiconductor Equipment-11.74%
CSI Solar Co. Ltd. (China)	54,567	120,280
Duk San Neolux Co. Ltd. (South Korea)(c)	3,368	91,083
Enphase Energy, Inc.(b)(c)	31,843	1,177,554
First Solar, Inc.(c)	24,836	5,601,015
Flat Glass Group Co. Ltd., A Shares (China)(c)	28,100	65,152
JA Solar Technology Co. Ltd., A Shares (China)(c)	49,008	79,727
Jinko Solar Co. Ltd., A Shares (China)(c)	148,000	134,754
JinkoSolar Holding Co. Ltd., ADR (China)(b)	7,519	192,712
LONGi Green Energy Technology Co. Ltd., A Shares (China)(c)	112,072	288,373
NVIDIA Corp.	37,911	7,245,929
SMA Solar Technology AG (Germany)(b)(c)	3,851	168,138
SolarEdge Technologies, Inc.(b)(c)	14,443	447,011
TCL Zhonghuan Renewable Energy Technology Co. Ltd., A Shares (China)(c)	59,800	80,939
Trina Solar Co. Ltd. (China)(c)	32,200	86,953
Waaree Energies Ltd. (India)	21,013	637,754
Websol Energy System Ltd. (India)(c)	67,647	59,951
Xinyi Solar Holdings Ltd. (China)(b)	1,107,611	478,903
		16,956,228
Software-0.09%
Tuya, Inc., ADR (China)	65,564	137,029
Specialized REITs-5.15%
Digital Realty Trust, Inc.	44,826	7,438,875
Transportation Infrastructure-0.29%
Taiwan High Speed Rail Corp. (Taiwan)	477,069	414,012
Water Utilities-0.24%
Beijing Enterprises Water Group Ltd. (China)	990,109	340,961
Total Common Stocks & Other Equity Interests (Cost $153,328,889)		144,458,821
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Sustainable Future ETF (ERTH)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value

Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(e)(f) (Cost $136,260)	136,260	$136,260
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $153,465,149)		144,595,081
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.18%
Invesco Private Government Fund, 3.65%(e)(f)(g)	5,687,829	5,687,829
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.80%(e)(f)(g)	14,791,471	$14,795,908
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,483,737)		20,483,737
TOTAL INVESTMENTS IN SECURITIES-114.26% (Cost $173,948,886)		165,078,818
OTHER ASSETS LESS LIABILITIES-(14.26)%		(20,605,710)
NET ASSETS-100.00%		$144,473,108

Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust
Wts.	-Warrants

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2026.
(c)	Non-income producing security.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $890,214, which represented less than 1% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$201,797	$9,845,080	$(9,910,617)	$-	$-	$136,260	$7,691
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,622,213	41,212,502	(44,146,886)	-	-	5,687,829	191,102 *
Invesco Private Prime Fund	22,451,072	86,647,872	(94,305,137)	1,601	500	14,795,908	515,086 *
Total	$31,275,082	$137,705,454	$(148,362,640)	$1,601	$500	$20,619,997	$713,879

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	20.05%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 BuyWrite ETF (PBP)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-101.34%
Communication Services-11.16%
Alphabet, Inc., Class A	32,927	$11,129,326
Alphabet, Inc., Class C	26,315	8,908,417
AT&T, Inc.	40,125	1,051,676
Charter Communications, Inc., Class A(b)	500	103,060
Comcast Corp., Class A	20,571	611,987
Electronic Arts, Inc.	1,269	258,774
Fox Corp., Class A	1,179	85,808
Fox Corp., Class B	841	55,144
Live Nation Entertainment, Inc.(b)	893	129,887
Match Group, Inc.	1,339	41,710
Meta Platforms, Inc., Class A	12,327	8,832,295
Netflix, Inc.(b)	23,985	2,002,508
News Corp., Class A	2,118	57,250
News Corp., Class B	706	21,957
Omnicom Group, Inc.	1,804	138,980
Paramount Skydance Corp.	1,779	19,943
Take-Two Interactive Software, Inc.(b)	981	216,114
TKO Group Holdings, Inc.	374	75,765
T-Mobile US, Inc.	2,719	536,214
Trade Desk, Inc. (The), Class A(b)	2,495	75,673
Verizon Communications, Inc.	23,863	1,062,381
Walt Disney Co. (The)	10,106	1,139,957
Warner Bros. Discovery, Inc.(b)	14,023	386,193
		36,941,019
Consumer Discretionary-10.58%
Airbnb, Inc., Class A(b)	2,405	311,135
Amazon.com, Inc.(b)	55,054	13,174,422
Aptiv PLC(b)	1,222	92,567
AutoZone, Inc.(b)	93	344,499
Best Buy Co., Inc.	1,107	72,066
Booking Holdings, Inc.	183	915,337
Carnival Corp.(b)	6,145	184,473
Carvana Co.(b)	802	321,690
Chipotle Mexican Grill, Inc.(b)	7,486	290,981
D.R. Horton, Inc.	1,548	230,404
Darden Restaurants, Inc.	657	130,973
Deckers Outdoor Corp.(b)	826	98,575
Domino’s Pizza, Inc.	173	70,987
DoorDash, Inc., Class A(b)	2,114	432,567
eBay, Inc.	2,560	233,523
Expedia Group, Inc.	660	174,794
Ford Motor Co.	22,149	307,428
Garmin Ltd.	924	186,315
General Motors Co.	5,279	443,436
Genuine Parts Co.	789	109,663
Hasbro, Inc.	757	67,608
Hilton Worldwide Holdings, Inc.	1,311	391,347
Home Depot, Inc. (The)	5,630	2,108,942
Las Vegas Sands Corp.	1,723	90,854
Lennar Corp., Class A	1,220	133,407
Lowe’s Cos., Inc.	3,175	847,915
lululemon athletica, Inc.(b)	610	106,445
Marriott International, Inc., Class A	1,259	396,963
McDonald’s Corp.	4,031	1,269,765
MGM Resorts International(b)	1,161	38,940
NIKE, Inc., Class B	6,730	415,981
Norwegian Cruise Line Holdings Ltd.(b)	2,578	56,613
NVR, Inc.(b)	15	114,536
O’Reilly Automotive, Inc.(b)	4,774	469,809
Pool Corp.	188	47,769
PulteGroup, Inc.	1,104	138,099
	Shares	Value
Consumer Discretionary-(continued)
Ralph Lauren Corp.	220	$77,750
Ross Stores, Inc.	1,838	346,739
Royal Caribbean Cruises Ltd.	1,436	466,197
Starbucks Corp.	6,435	591,698
Tapestry, Inc.	1,158	146,962
Tesla, Inc.(b)	15,901	6,843,949
TJX Cos., Inc. (The)	6,302	944,103
Tractor Supply Co.	2,989	152,080
Ulta Beauty, Inc.(b)	252	163,135
Williams-Sonoma, Inc.	687	140,595
Wynn Resorts Ltd.	483	51,898
Yum! Brands, Inc.	1,569	243,980
		34,989,914
Consumer Staples-5.07%
Altria Group, Inc.	9,503	589,091
Archer-Daniels-Midland Co.	2,718	182,949
Brown-Forman Corp., Class B	994	27,206
Bunge Global S.A.	768	87,460
Campbell’s Co. (The)	1,125	31,478
Church & Dwight Co., Inc.	1,361	130,996
Clorox Co. (The)	688	77,600
Coca-Cola Co. (The)	21,916	1,639,536
Colgate-Palmolive Co.	4,565	412,174
Conagra Brands, Inc.	2,706	50,088
Constellation Brands, Inc., Class A	799	125,203
Costco Wholesale Corp.	2,509	2,359,087
Dollar General Corp.	1,244	178,427
Dollar Tree, Inc.(b)	1,076	126,527
Estee Lauder Cos., Inc. (The), Class A	1,393	160,585
General Mills, Inc.	3,016	139,520
Hershey Co. (The)	839	163,395
Hormel Foods Corp.	1,652	40,656
J.M. Smucker Co. (The)	603	63,231
Kenvue, Inc.	10,841	188,633
Keurig Dr Pepper, Inc.	7,693	211,096
Kimberly-Clark Corp.	1,875	187,481
Kraft Heinz Co. (The)	4,826	114,569
Kroger Co. (The)	3,451	216,895
Lamb Weston Holdings, Inc.	798	36,652
McCormick & Co., Inc.	1,434	88,664
Molson Coors Beverage Co., Class B	957	45,974
Mondelez International, Inc., Class A	7,303	427,006
Monster Beverage Corp.(b)	4,037	326,028
PepsiCo, Inc.	7,742	1,189,404
Philip Morris International, Inc.	8,807	1,580,328
Procter & Gamble Co. (The)	13,215	2,005,641
Sysco Corp.	2,708	227,066
Target Corp.	2,573	271,374
Tyson Foods, Inc., Class A	1,605	104,855
Walmart, Inc.	24,822	2,957,293
		16,764,168
Energy-3.22%
APA Corp.	2,008	53,031
Baker Hughes Co., Class A	5,583	312,871
Chevron Corp.	10,714	1,895,307
ConocoPhillips	6,994	728,985
Coterra Energy, Inc.	4,311	124,372
Devon Energy Corp.	3,549	142,705
Diamondback Energy, Inc.	1,056	173,131
EOG Resources, Inc.	3,074	344,688
EQT Corp.	3,532	203,902
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Energy-(continued)
Expand Energy Corp.	1,350	$151,753
Exxon Mobil Corp.	23,867	3,374,794
Halliburton Co.	4,761	159,589
Kinder Morgan, Inc.	11,080	337,829
Marathon Petroleum Corp.	1,702	299,875
Occidental Petroleum Corp.	4,071	184,783
ONEOK, Inc.	3,560	281,916
Phillips 66	2,281	327,460
SLB Ltd.	8,455	409,053
Targa Resources Corp.	1,214	243,990
Texas Pacific Land Corp.	327	113,914
Valero Energy Corp.	1,727	313,330
Williams Cos., Inc. (The)	6,914	465,036
		10,642,314
Financials-13.08%
Aflac, Inc.	2,668	296,015
Allstate Corp. (The)	1,481	294,704
American Express Co.	3,037	1,069,540
American International Group, Inc.	3,057	228,908
Ameriprise Financial, Inc.	527	277,829
Aon PLC, Class A	1,216	425,162
Apollo Global Management, Inc.	2,628	353,571
Arch Capital Group Ltd.(b)	2,044	196,306
Ares Management Corp., Class A	1,166	174,515
Arthur J. Gallagher & Co.	1,453	362,335
Assurant, Inc.	283	67,391
Bank of America Corp.	38,026	2,022,983
Bank of New York Mellon Corp. (The)	3,949	473,564
Berkshire Hathaway, Inc., Class B(b)	10,376	4,985,979
BlackRock, Inc.	816	913,055
Blackstone, Inc., Class A	4,177	594,888
Block, Inc., Class A(b)	3,102	187,454
Brown & Brown, Inc.	1,664	119,974
Capital One Financial Corp.	3,595	787,053
Cboe Global Markets, Inc.	592	156,916
Charles Schwab Corp. (The)	9,457	982,771
Chubb Ltd.	2,071	641,099
Cincinnati Financial Corp.	883	142,066
Citigroup, Inc.	10,129	1,172,027
Citizens Financial Group, Inc.	2,429	152,978
CME Group, Inc., Class A	2,041	589,972
Coinbase Global, Inc., Class A(b)	1,289	251,020
Corpay, Inc.(b)	394	123,964
Erie Indemnity Co., Class A	140	39,621
Everest Group Ltd.	239	79,176
FactSet Research Systems, Inc.	213	54,179
Fidelity National Information Services, Inc.	2,930	161,883
Fifth Third Bancorp	5,064	254,314
Fiserv, Inc.(b)	3,040	193,739
Franklin Resources, Inc.	1,740	46,319
Global Payments, Inc.	1,343	96,347
Globe Life, Inc.	453	63,520
Goldman Sachs Group, Inc. (The)	1,698	1,588,326
Hartford Insurance Group, Inc. (The)	1,574	212,584
Huntington Bancshares, Inc.	11,547	201,842
Interactive Brokers Group, Inc., Class A	2,523	188,922
Intercontinental Exchange, Inc.	3,227	560,788
Invesco Ltd.(c)	2,521	68,798
Jack Henry & Associates, Inc.	407	72,939
JPMorgan Chase & Co.	15,407	4,712,847
KeyCorp	5,257	113,131
KKR & Co., Inc., Class A	3,881	443,443
	Shares	Value
Financials-(continued)
Loews Corp.	958	$101,136
M&T Bank Corp.	869	192,544
Marsh & McLennan Cos., Inc.	2,776	522,415
Mastercard, Inc., Class A	4,641	2,500,524
MetLife, Inc.	3,134	247,210
Moody’s Corp.	868	447,506
Morgan Stanley	6,828	1,248,158
MSCI, Inc.	423	257,700
Nasdaq, Inc.	2,555	247,554
Northern Trust Corp.	1,073	160,338
PayPal Holdings, Inc.	5,295	278,994
PNC Financial Services Group, Inc. (The)	2,221	495,949
Principal Financial Group, Inc.	1,133	107,318
Progressive Corp. (The)	3,315	689,520
Prudential Financial, Inc.	1,982	220,220
Raymond James Financial, Inc.	995	165,031
Regions Financial Corp.	4,963	141,446
Robinhood Markets, Inc., Class A(b)	4,448	442,487
S&P Global, Inc.	1,754	925,744
State Street Corp.	1,577	206,366
Synchrony Financial	2,039	148,093
T. Rowe Price Group, Inc.	1,234	130,409
Travelers Cos., Inc. (The)	1,261	358,767
Truist Financial Corp.	7,241	372,332
U.S. Bancorp	8,795	493,488
Visa, Inc., Class A	9,546	3,072,189
W.R. Berkley Corp.	1,700	116,586
Wells Fargo & Co.	17,766	1,607,645
Willis Towers Watson PLC	542	172,069
		43,266,495
Health Care-9.56%
Abbott Laboratories	9,843	1,075,840
AbbVie, Inc.	10,000	2,230,100
Agilent Technologies, Inc.	1,608	215,231
Align Technology, Inc.(b)	376	61,299
Amgen, Inc.	3,045	1,041,025
Baxter International, Inc.	2,910	58,404
Becton, Dickinson and Co.	1,625	330,655
Biogen, Inc.(b)	831	149,489
Bio-Techne Corp.	882	56,527
Boston Scientific Corp.(b)	8,392	784,904
Bristol-Myers Squibb Co.	11,524	634,396
Cardinal Health, Inc.	1,347	289,443
Cencora, Inc.	1,099	394,783
Centene Corp.(b)	2,642	114,451
Charles River Laboratories International, Inc.(b)	279	58,724
Cigna Group (The)	1,510	413,906
Cooper Cos., Inc. (The)(b)	1,126	91,634
CVS Health Corp.	7,187	535,575
Danaher Corp.	3,557	778,592
DaVita, Inc.(b)	202	22,087
Dexcom, Inc.(b)	2,210	161,418
Edwards Lifesciences Corp.(b)	3,283	267,105
Elevance Health, Inc.	1,255	433,904
Eli Lilly and Co.	4,491	4,657,841
GE HealthCare Technologies, Inc.	2,579	203,664
Gilead Sciences, Inc.	7,022	996,773
HCA Healthcare, Inc.	903	440,908
Henry Schein, Inc.(b)	567	42,797
Hologic, Inc.(b)	1,257	94,187
Humana, Inc.	679	132,541
IDEXX Laboratories, Inc.(b)	452	303,048
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Health Care-(continued)
Incyte Corp.(b)	932	$93,265
Insulet Corp.(b)	396	101,301
Intuitive Surgical, Inc.(b)	2,007	1,011,969
IQVIA Holdings, Inc.(b)	962	221,404
Johnson & Johnson	13,636	3,098,781
Labcorp Holdings, Inc.	471	127,886
McKesson Corp.	696	578,522
Medtronic PLC	7,260	747,490
Merck & Co., Inc.	14,045	1,548,742
Mettler-Toledo International, Inc.(b)	113	155,176
Moderna, Inc.(b)	1,969	86,774
Molina Healthcare, Inc.(b)	291	52,261
Pfizer, Inc.	32,182	850,892
Quest Diagnostics, Inc.	629	117,642
Regeneron Pharmaceuticals, Inc.	571	423,368
ResMed, Inc.	827	213,622
Revvity, Inc.	641	69,741
Solventum Corp.(b)	835	64,270
STERIS PLC	556	146,006
Stryker Corp.	1,944	718,425
Thermo Fisher Scientific, Inc.	2,125	1,229,546
UnitedHealth Group, Inc.	5,121	1,469,368
Universal Health Services, Inc., Class B	312	62,793
Vertex Pharmaceuticals, Inc.(b)	1,436	674,776
Viatris, Inc.	6,516	85,294
Waters Corp.(b)	336	124,562
West Pharmaceutical Services, Inc.	404	93,372
Zimmer Biomet Holdings, Inc.	1,122	97,693
Zoetis, Inc.	2,497	311,675
		31,647,867
Industrials-8.69%
3M Co.	3,005	460,246
A.O. Smith Corp.	641	47,107
Allegion PLC	489	80,876
AMETEK, Inc.	1,299	290,950
Automatic Data Processing, Inc.	2,290	565,218
Axon Enterprise, Inc.(b)	446	215,677
Boeing Co. (The)(b)	4,431	1,035,613
Broadridge Financial Solutions, Inc.	659	129,895
Builders FirstSource, Inc.(b)	625	71,500
C.H. Robinson Worldwide, Inc.	667	130,032
Carrier Global Corp.	4,477	266,740
Caterpillar, Inc.	2,648	1,740,689
Cintas Corp.	1,936	370,531
Comfort Systems USA, Inc.	199	227,278
Copart, Inc.(b)	5,037	204,401
CSX Corp.	10,537	397,877
Cummins, Inc.	779	450,901
Dayforce, Inc.(b)	905	62,689
Deere & Co.	1,424	751,872
Delta Air Lines, Inc.	3,674	242,080
Dover Corp.	778	156,759
Eaton Corp. PLC	2,195	771,367
EMCOR Group, Inc.	254	183,065
Emerson Electric Co.	3,180	467,333
Equifax, Inc.	691	139,167
Expeditors International of Washington, Inc.	761	122,171
Fastenal Co.	6,495	281,623
FedEx Corp.	1,227	395,401
Fortive Corp.	1,797	94,900
GE Vernova, Inc.	1,534	1,114,252
Generac Holdings, Inc.(b)	331	55,621
	Shares	Value
Industrials-(continued)
General Dynamics Corp.	1,435	$503,814
General Electric Co.	5,966	1,830,309
Honeywell International, Inc.	3,591	817,024
Howmet Aerospace, Inc.	2,277	473,798
Hubbell, Inc.	301	146,870
Huntington Ingalls Industries, Inc.	223	93,774
IDEX Corp.	421	83,590
Illinois Tool Works, Inc.	1,493	390,061
Ingersoll Rand, Inc.	2,036	175,279
J.B. Hunt Transport Services, Inc.	423	85,751
Jacobs Solutions, Inc.	674	91,165
Johnson Controls International PLC	3,460	412,640
L3Harris Technologies, Inc.	1,060	363,421
Leidos Holdings, Inc.	720	135,562
Lennox International, Inc.	179	88,619
Lockheed Martin Corp.	1,153	731,256
Masco Corp.	1,175	77,656
Nordson Corp.	302	82,908
Norfolk Southern Corp.	1,268	369,292
Northrop Grumman Corp.	759	525,425
Old Dominion Freight Line, Inc.	1,044	180,821
Otis Worldwide Corp.	2,208	188,607
PACCAR, Inc.	2,971	365,166
Parker-Hannifin Corp.	710	664,446
Paychex, Inc.	1,831	188,831
Paycom Software, Inc.	277	37,326
Pentair PLC	925	97,467
Quanta Services, Inc.	845	401,062
Republic Services, Inc.	1,140	245,203
Rockwell Automation, Inc.	635	267,748
Rollins, Inc.	1,663	105,334
RTX Corp.	7,588	1,524,657
Snap-on, Inc.	295	108,002
Southwest Airlines Co.	2,926	139,043
Stanley Black & Decker, Inc.	877	68,985
Textron, Inc.	994	87,532
Trane Technologies PLC	1,253	526,987
TransDigm Group, Inc.	318	453,958
Uber Technologies, Inc.(b)	11,764	941,708
Union Pacific Corp.	3,360	789,936
United Airlines Holdings, Inc.(b)	1,830	187,246
United Parcel Service, Inc., Class B	4,180	444,000
United Rentals, Inc.	359	280,759
Veralto Corp.	1,407	139,265
Verisk Analytics, Inc.	790	171,793
W.W. Grainger, Inc.	247	266,745
Wabtec Corp.	966	222,315
Waste Management, Inc.	2,096	465,815
Xylem, Inc.	1,379	190,123
		28,752,925
Information Technology-33.83%
Accenture PLC, Class A	3,509	925,113
Adobe, Inc.(b)	2,369	694,709
Advanced Micro Devices, Inc.(b)	9,208	2,179,810
Akamai Technologies, Inc.(b)	816	79,274
Amphenol Corp., Class A	6,929	998,330
Analog Devices, Inc.	2,780	864,246
Apple, Inc.	83,625	21,699,015
Applied Materials, Inc.	4,506	1,452,374
AppLovin Corp., Class A(b)	1,531	724,331
Arista Networks, Inc.(b)	5,844	828,329
Autodesk, Inc.(b)	1,205	304,708
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Information Technology-(continued)
Broadcom, Inc.	26,721	$8,852,667
Cadence Design Systems, Inc.(b)	1,539	456,098
CDW Corp.	739	93,402
Cisco Systems, Inc.	22,305	1,746,928
Cognizant Technology Solutions Corp., Class A	2,728	223,860
Corning, Inc.	4,414	455,746
CrowdStrike Holdings, Inc., Class A(b)	1,421	627,237
Datadog, Inc., Class A(b)	1,841	238,078
Dell Technologies, Inc., Class C	1,706	195,235
EPAM Systems, Inc.(b)	312	65,083
F5, Inc.(b)	326	89,849
Fair Isaac Corp.(b)	131	191,675
First Solar, Inc.(b)	606	136,665
Fortinet, Inc.(b)	3,576	290,586
Gartner, Inc.(b)	405	84,892
Gen Digital, Inc.	3,177	76,216
GoDaddy, Inc., Class A(b)	767	77,099
Hewlett Packard Enterprise Co.	7,470	160,754
HP, Inc.	5,289	102,818
Intel Corp.(b)	25,382	1,179,502
International Business Machines Corp.	5,290	1,622,443
Intuit, Inc.	1,575	785,799
Jabil, Inc.	604	143,263
Keysight Technologies, Inc.(b)	971	210,056
KLA Corp.	743	1,060,959
Lam Research Corp.	7,103	1,658,266
Microchip Technology, Inc.	3,061	232,391
Micron Technology, Inc.	6,349	2,634,073
Microsoft Corp.	42,062	18,098,858
Monolithic Power Systems, Inc.	271	304,645
Motorola Solutions, Inc.	942	379,193
NetApp, Inc.	1,130	108,876
NVIDIA Corp.	137,508	26,281,904
NXP Semiconductors N.V. (Netherlands)	1,425	322,250
ON Semiconductor Corp.(b)	2,278	136,429
Oracle Corp.	9,521	1,566,966
Palantir Technologies, Inc., Class A(b)	12,918	1,893,650
Palo Alto Networks, Inc.(b)	3,869	684,697
PTC, Inc.(b)	677	105,700
Qnity Electronics, Inc.	1,185	113,973
QUALCOMM, Inc.	6,063	919,090
Roper Technologies, Inc.	608	225,708
Salesforce, Inc.	5,381	1,142,332
Sandisk Corp.(b)	786	452,933
Seagate Technology Holdings PLC	1,232	502,274
ServiceNow, Inc.(b)	5,871	686,966
Skyworks Solutions, Inc.	842	46,950
Super Micro Computer, Inc.(b)	2,840	82,672
Synopsys, Inc.(b)	1,048	487,441
TE Connectivity PLC (Switzerland)	1,667	371,374
Teledyne Technologies, Inc.(b)	266	165,000
Teradyne, Inc.	886	213,570
Texas Instruments, Inc.	5,145	1,109,005
Trimble, Inc.(b)	1,349	91,192
Tyler Technologies, Inc.(b)	245	90,503
VeriSign, Inc.	474	115,765
Western Digital Corp.	1,937	484,696
Workday, Inc., Class A(b)	1,227	215,498
Zebra Technologies Corp., Class A(b)	286	67,204
		111,909,193
Materials-1.99%
Air Products and Chemicals, Inc.	1,257	342,532
	Shares	Value
Materials-(continued)
Albemarle Corp.	664	$113,298
Amcor PLC	2,613	115,625
Avery Dennison Corp.	431	79,955
Ball Corp.	1,515	86,158
CF Industries Holdings, Inc.	883	82,322
Corteva, Inc.	3,824	278,387
CRH PLC	3,794	464,424
Dow, Inc.	4,024	110,861
DuPont de Nemours, Inc.	2,371	104,134
Ecolab, Inc.	1,443	406,912
Freeport-McMoRan, Inc.	8,128	489,549
International Flavors & Fragrances, Inc.	1,449	101,155
International Paper Co.	2,987	120,436
Linde PLC	2,643	1,207,772
LyondellBasell Industries N.V., Class A	1,458	71,442
Martin Marietta Materials, Inc.	340	221,663
Mosaic Co. (The)	1,796	49,390
Newmont Corp.	6,175	693,761
Nucor Corp.	1,292	229,614
Packaging Corp. of America	508	113,055
PPG Industries, Inc.	1,268	146,619
Sherwin-Williams Co. (The)	1,301	461,387
Smurfit WestRock PLC	2,955	123,017
Steel Dynamics, Inc.	779	139,885
Vulcan Materials Co.	744	223,602
		6,576,955
Real Estate-1.88%
Alexandria Real Estate Equities, Inc.	881	48,138
American Tower Corp.	2,649	474,913
AvalonBay Communities, Inc.	802	142,491
BXP, Inc.	835	53,999
Camden Property Trust	601	65,539
CBRE Group, Inc., Class A(b)	1,661	282,918
CoStar Group, Inc.(b)	2,397	147,416
Crown Castle, Inc.	2,461	213,639
Digital Realty Trust, Inc.	1,826	303,025
Equinix, Inc.	554	454,795
Equity Residential	1,961	122,210
Essex Property Trust, Inc.	363	91,429
Extra Space Storage, Inc.	1,201	165,702
Federal Realty Investment Trust	450	45,522
Healthpeak Properties, Inc.	3,936	67,857
Host Hotels & Resorts, Inc.	3,616	67,005
Invitation Homes, Inc.	3,192	85,322
Iron Mountain, Inc.	1,675	154,318
Kimco Realty Corp.	3,832	80,779
Mid-America Apartment Communities, Inc.	661	88,772
Prologis, Inc.	5,257	686,354
Public Storage	894	246,914
Realty Income Corp.	5,208	318,521
Regency Centers Corp.	931	67,842
SBA Communications Corp., Class A	602	110,834
Simon Property Group, Inc.	1,846	353,158
UDR, Inc.	1,703	63,266
Ventas, Inc.	2,658	206,447
VICI Properties, Inc.	6,051	169,912
Welltower, Inc.	3,881	731,025
Weyerhaeuser Co.	4,080	105,182
		6,215,244
Utilities-2.28%
AES Corp. (The)	4,031	59,054
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Utilities-(continued)
Alliant Energy Corp.	1,455	$95,899
Ameren Corp.	1,530	158,018
American Electric Power Co., Inc.	3,026	362,439
American Water Works Co., Inc.	1,106	142,818
Atmos Energy Corp.	908	151,037
CenterPoint Energy, Inc.	3,697	146,734
CMS Energy Corp.	1,723	123,177
Consolidated Edison, Inc.	2,043	217,845
Constellation Energy Corp.	1,767	495,962
Dominion Energy, Inc.	4,836	290,982
DTE Energy Co.	1,175	157,896
Duke Energy Corp.	4,401	534,061
Edison International	2,181	135,833
Entergy Corp.	2,529	242,506
Evergy, Inc.	1,299	99,672
Eversource Energy	2,122	146,694
Exelon Corp.	5,721	256,186
FirstEnergy Corp.	2,942	139,274
NextEra Energy, Inc.	11,790	1,036,341
	Shares	Value
Utilities-(continued)
NiSource, Inc.	2,699	$119,539
NRG Energy, Inc.	1,087	165,909
PG&E Corp.	12,442	191,856
Pinnacle West Capital Corp.	675	63,153
PPL Corp.	4,184	151,670
Public Service Enterprise Group, Inc.	2,827	232,832
Sempra	3,696	321,589
Southern Co. (The)	6,228	556,223
Vistra Corp.	1,802	285,347
WEC Energy Group, Inc.	1,840	203,633
Xcel Energy, Inc.	3,351	254,877
		7,539,056
TOTAL INVESTMENTS IN SECURITIES-101.34% (Cost $271,324,167)		335,245,150
OTHER ASSETS LESS LIABILITIES-(1.34)%		(4,416,609)
NET ASSETS-100.00%		$330,828,541

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Invesco Ltd.	$18,806	$35,417	$(14,704)	$34,548	$(5,269)	$68,798	$1,309
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	80,166	18,765,641	(18,845,807)	-	-	-	7,860
Total	$98,972	$18,801,058	$(18,860,511)	$34,548	$(5,269)	$68,798	$9,169

Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
S&P 500 Index	Call	02/20/2026	483	$6,945	$(335,443,500)	$(4,491,900)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Quality ETF (SPHQ)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-0.48%
Electronic Arts, Inc.	370,907	$75,635,355
Consumer Discretionary-4.94%
Airbnb, Inc., Class A(b)	704,921	91,195,630
Best Buy Co., Inc.	330,756	21,532,216
Deckers Outdoor Corp.(b)	264,461	31,560,776
eBay, Inc.	1,054,530	96,194,227
Expedia Group, Inc.	210,904	55,855,815
lululemon athletica, Inc.(b)	175,276	30,585,662
NVR, Inc.(b)	4,530	34,589,857
Pool Corp.	61,639	15,661,853
Ralph Lauren Corp.	69,838	24,681,447
TJX Cos., Inc. (The)	1,893,529	283,669,579
Ulta Beauty, Inc.(b)	69,213	44,805,728
Williams-Sonoma, Inc.(c)	253,684	51,916,431
		782,249,221
Consumer Staples-15.76%
Church & Dwight Co., Inc.	429,497	41,339,086
Coca-Cola Co. (The)	7,030,062	525,918,938
Colgate-Palmolive Co.	1,382,429	124,819,515
Constellation Brands, Inc., Class A	253,663	39,748,992
Costco Wholesale Corp.	787,319	740,276,690
Dollar Tree, Inc.(b)(c)	348,972	41,035,618
Kenvue, Inc.	2,973,166	51,733,088
Kimberly-Clark Corp.	674,189	67,412,158
Mondelez International, Inc., Class A	2,151,035	125,771,017
Monster Beverage Corp.(b)	1,775,895	143,421,280
Procter & Gamble Co. (The)	3,904,881	592,643,789
		2,494,120,171
Energy-0.59%
EOG Resources, Inc.	832,377	93,334,433
Financials-14.49%
Allstate Corp. (The)	537,580	106,973,044
Ameriprise Financial, Inc.	211,497	111,499,103
Arch Capital Group Ltd.(b)(c)	601,933	57,809,645
Erie Indemnity Co., Class A(c)	52,690	14,911,797
FactSet Research Systems, Inc.	58,605	14,906,768
Jack Henry & Associates, Inc.	120,362	21,570,074
Mastercard, Inc., Class A	1,425,402	767,992,344
Moody’s Corp.	309,460	159,545,198
Progressive Corp. (The)	1,159,236	241,121,088
T. Rowe Price Group, Inc.(c)	358,203	37,854,893
Visa, Inc., Class A	2,357,667	758,767,971
		2,292,951,925
Health Care-9.54%
Bio-Techne Corp.(c)	271,660	17,410,689
Cencora, Inc.	356,316	127,995,834
Gilead Sciences, Inc.	2,884,386	409,438,593
IDEXX Laboratories, Inc.(b)	180,170	120,796,778
Incyte Corp.(b)	362,678	36,293,187
Merck & Co., Inc.	4,358,589	480,621,609
ResMed, Inc.(c)	250,790	64,781,565
Revvity, Inc.(c)	205,421	22,349,805
Solventum Corp.(b)	319,128	24,563,282
STERIS PLC	189,111	49,660,549
Waters Corp.(b)	103,509	38,372,856
Zoetis, Inc.	947,972	118,325,865
		1,510,610,612
	Shares	Value
Industrials-23.14%
3M Co.	1,324,042	$202,790,273
AMETEK, Inc.	372,855	83,512,063
Broadridge Financial Solutions, Inc.	185,955	36,653,590
C.H. Robinson Worldwide, Inc.	194,616	37,940,389
Caterpillar, Inc.	704,743	463,269,858
Cintas Corp.	585,169	111,995,495
Dover Corp.	201,881	40,677,003
Eaton Corp. PLC	631,014	221,750,940
EMCOR Group, Inc.	88,190	63,561,179
Expeditors International of Washington, Inc.	225,266	36,164,204
Fastenal Co.	1,938,837	84,067,972
GE Vernova, Inc.	482,837	350,718,312
Generac Holdings, Inc.(b)	85,871	14,429,763
General Electric Co.	2,381,246	730,542,460
Hubbell, Inc.(c)	89,953	43,891,667
Illinois Tool Works, Inc.	606,608	158,482,406
J.B. Hunt Transport Services, Inc.	109,508	22,199,462
Jacobs Solutions, Inc.	243,337	32,913,762
Johnson Controls International PLC	1,196,799	142,730,249
Leidos Holdings, Inc.	201,131	37,868,945
Lennox International, Inc.	69,522	34,418,952
Parker-Hannifin Corp.	197,847	185,153,136
Paycom Software, Inc.(c)	81,217	10,943,991
Rockwell Automation, Inc.	185,084	78,040,668
Snap-on, Inc.	83,177	30,451,931
Trane Technologies PLC	436,597	183,623,966
United Parcel Service, Inc., Class B	1,297,299	137,799,100
W.W. Grainger, Inc.	78,485	84,759,091
		3,661,350,827
Information Technology-27.79%
Accenture PLC, Class A	968,475	255,328,749
Adobe, Inc.(b)	973,884	285,591,483
Apple, Inc.	2,754,777	714,809,536
Applied Materials, Inc.	1,176,347	379,160,165
AppLovin Corp., Class A(b)	579,924	274,367,844
Cisco Systems, Inc.	6,421,145	502,904,076
F5, Inc.(b)(c)	82,452	22,724,596
Fortinet, Inc.(b)	1,680,890	136,589,121
Gartner, Inc.(b)	146,373	30,681,245
KLA Corp.	309,983	442,637,125
Lam Research Corp.	2,634,344	615,013,950
Motorola Solutions, Inc.	278,832	112,241,033
NetApp, Inc.	478,415	46,095,285
QUALCOMM, Inc.	1,877,121	284,552,772
Skyworks Solutions, Inc.	238,913	13,321,789
Trimble, Inc.(b)	449,455	30,383,158
Tyler Technologies, Inc.(b)	74,211	27,413,543
Western Digital Corp.	822,415	205,792,906
Zebra Technologies Corp., Class A(b)	76,879	18,065,028
		4,397,673,404
Materials-2.26%
CF Industries Holdings, Inc.	301,585	28,116,770
Corteva, Inc.	1,134,590	82,598,152
Newmont Corp.	1,818,779	204,339,821
PPG Industries, Inc.(c)	366,777	42,410,424
		357,465,167
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Quality ETF (SPHQ)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Utilities-0.93%
Constellation Energy Corp.	525,618	$147,530,460
Total Common Stocks & Other Equity Interests (Cost $13,623,457,676)		15,812,921,575
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e) (Cost $5,377,941)	5,377,941	5,377,941
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $13,628,835,617)		15,818,299,516
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.69%
Invesco Private Government Fund, 3.65%(d)(e)(f)	5,181,041	5,181,041
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.80%(d)(e)(f)	103,205,887	$103,236,849
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $108,417,890)		108,417,890
TOTAL INVESTMENTS IN SECURITIES-100.64% (Cost $13,737,253,507)		15,926,717,406
OTHER ASSETS LESS LIABILITIES-(0.64)%		(100,858,358)
NET ASSETS-100.00%		$15,825,859,048

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,446,281	$204,043,639	$(208,111,979)	$-	$-	$5,377,941	$337,354
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	50,597,862	527,560,580	(572,977,401)	-	-	5,181,041	899,752 *
Invesco Private Prime Fund	131,318,020	1,064,155,860	(1,092,240,231)	4,326	(1,126)	103,236,849	2,463,897 *
Total	$191,362,163	$1,795,760,079	$(1,873,329,611)	$4,326	$(1,126)	$113,795,831	$3,701,003

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P Spin-Off ETF (CSD)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-3.58%
Versant Media Group, Inc.(b)	101,231	$3,298,106
Consumer Discretionary-6.36%
Liberty Live Holdings, Inc., Class C(b)	38,934	3,215,170
Phinia, Inc.	37,007	2,633,788
		5,848,958
Financials-2.77%
NCR Atleos Corp.(b)(c)	68,432	2,552,514
Health Care-11.02%
Embecta Corp.	39,432	418,373
Enhabit, Inc.(b)(c)	20,074	213,386
Fortrea Holdings, Inc.(b)	95,254	1,601,220
GE HealthCare Technologies, Inc.	53,971	4,262,090
Solventum Corp.(b)	47,373	3,646,300
		10,141,369
Industrials-38.46%
Amentum Holdings, Inc.(b)	123,302	4,411,745
Crane Co.	32,114	5,865,301
ESAB Corp.	32,946	3,989,761
Everus Construction Group, Inc.(b)(c)	37,014	3,275,369
GE Vernova, Inc.	7,498	5,446,322
MasterBrand, Inc.(b)(c)	128,888	1,562,123
RXO, Inc.(b)(c)	163,587	2,385,098
U-Haul Holding Co., Series N	69,306	3,556,091
Veralto Corp.	44,156	4,370,561
Vestis Corp.(c)	81,571	532,659
		35,395,030
Information Technology-17.29%
Qnity Electronics, Inc.	47,284	4,547,775
Ralliant Corp.	69,500	3,681,415
Sandisk Corp.(b)	13,338	7,686,023
		15,915,213
Materials-8.28%
Knife River Corp.(b)	42,801	2,874,943
Solstice Advanced Materials, Inc.(b)	76,771	4,742,145
		7,617,088
	Shares	Value
Real Estate-6.20%
Curbline Properties Corp.(c)	96,472	$2,339,446
Millrose Properties, Inc.	113,058	3,369,128
		5,708,574
Utilities-5.99%
Constellation Energy Corp.	19,639	5,512,274
Total Common Stocks & Other Equity Interests (Cost $65,417,368)		91,989,126
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e) (Cost $94,668)	94,668	94,668
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $65,512,036)		92,083,794
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.80%
Invesco Private Government Fund, 3.65%(d)(e)(f)	1,480,591	1,480,591
Invesco Private Prime Fund, 3.80%(d)(e)(f)	3,856,016	3,857,173
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,337,764)		5,337,764
TOTAL INVESTMENTS IN SECURITIES-105.85% (Cost $70,849,800)		97,421,558
OTHER ASSETS LESS LIABILITIES-(5.85)%		(5,388,312)
NET ASSETS-100.00%		$92,033,246

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$18,848	$766,511	$(690,691)	$-	$-	$94,668	$1,781
See accompanying notes which are an integral part of this schedule.

Invesco S&P Spin-Off ETF (CSD)—(continued)
January 31, 2026
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$4,518,892	$22,008,124	$(25,046,425)	$-	$-	$1,480,591	$75,406 *
Invesco Private Prime Fund	11,750,705	50,014,978	(57,909,400)	392	498	3,857,173	204,385 *
Total	$16,288,445	$72,789,613	$(83,646,516)	$392	$498	$5,432,432	$281,572

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Water Resources ETF (PHO)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Building Products-9.03%
A.O. Smith Corp.	1,025,701	$75,378,766
Advanced Drainage Systems, Inc.	558,303	84,884,388
Zurn Elkay Water Solutions Corp.	724,161	33,391,064
		193,654,218
Chemicals-9.04%
Ecolab, Inc.	621,501	175,257,067
Hawkins, Inc.	142,211	18,522,983
		193,780,050
Commercial Services & Supplies-7.45%
Tetra Tech, Inc.(b)	2,023,530	76,206,140
Veralto Corp.	844,820	83,620,283
		159,826,423
Construction & Engineering-7.48%
AECOM	829,190	79,958,792
NWPX Infrastructure, Inc.(b)(c)	46,533	3,138,651
Stantec, Inc. (Canada)	170,936	16,936,339
Valmont Industries, Inc.	135,333	60,298,971
		160,332,753
Electronic Equipment, Instruments & Components-6.02%
Badger Meter, Inc.(b)	297,285	43,576,035
Itron, Inc.(b)(c)	863,430	85,548,645
		129,124,680
Life Sciences Tools & Services-6.93%
Waters Corp.(c)	400,930	148,632,770
Machinery-21.28%
Energy Recovery, Inc.(c)	437,982	6,390,157
Franklin Electric Co., Inc.	192,805	19,207,234
Gorman-Rupp Co. (The)	68,907	3,754,742
IDEX Corp.	491,631	97,613,335
Lindsay Corp.(b)	124,276	15,568,055
Mueller Industries, Inc.	561,395	76,428,315
Mueller Water Products, Inc., Class A	1,063,796	28,796,958
Pentair PLC	812,571	85,620,606
Watts Water Technologies, Inc., Class A	130,974	39,201,828
Xylem, Inc.	607,881	83,808,554
		456,389,784
Software-6.64%
Roper Technologies, Inc.	383,257	142,276,496
Trading Companies & Distributors-12.40%
Core & Main, Inc., Class A(b)(c)	1,768,926	94,389,891
Ferguson Enterprises, Inc.	679,526	171,553,134
		265,943,025
	Shares	Value
Water Utilities-13.70%
American States Water Co.	242,060	$17,660,698
American Water Works Co., Inc.	1,155,295	149,183,243
California Water Service Group	311,454	13,921,994
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR (Brazil)(b)	796,830	21,402,854
Consolidated Water Co. Ltd.	79,900	3,026,612
Essential Utilities, Inc.	1,705,117	66,141,488
H2O America	251,872	13,107,419
Middlesex Water Co.(b)	127,863	6,697,464
York Water Co. (The)(b)	74,622	2,505,807
		293,647,579
Total Common Stocks & Other Equity Interests (Cost $1,637,833,226)		2,143,607,778

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e) (Cost $1,231,169)	1,231,169	1,231,169
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $1,639,064,395)		2,144,838,947
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.81%
Invesco Private Government Fund, 3.65%(d)(e)(f)	4,634,555	4,634,555
Invesco Private Prime Fund, 3.80%(d)(e)(f)	12,838,248	12,842,099
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,476,654)		17,476,654
TOTAL INVESTMENTS IN SECURITIES-100.84% (Cost $1,656,541,049)		2,162,315,601
OTHER ASSETS LESS LIABILITIES-(0.84)%		(17,977,734)
NET ASSETS-100.00%		$2,144,337,867

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

See accompanying notes which are an integral part of this schedule.

Invesco Water Resources ETF (PHO)—(continued)
January 31, 2026
(Unaudited)

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,261,782	$27,297,863	$(27,328,476)	$-	$-	$1,231,169	$54,088
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,670,601	212,438,936	(221,474,982)	-	-	4,634,555	357,743 *
Invesco Private Prime Fund	34,437,994	474,136,491	(495,735,521)	1,865	1,270	12,842,099	938,887 *
Total	$49,370,377	$713,873,290	$(744,538,979)	$1,865	$1,270	$18,707,823	$1,350,718

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco WilderHill Clean Energy ETF (PBW)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Aerospace & Defense-1.32%
Archer Aviation, Inc., Class A(b)(c)	1,300,048	$9,347,345
Automobile Components-3.98%
Gentherm, Inc.(b)	292,205	9,338,872
QuantumScape Corp.(b)(c)	936,065	8,284,175
Solid Power, Inc.(b)(c)	2,346,354	10,511,666
		28,134,713
Automobiles-6.82%
NIO, Inc., ADR (China)(b)(c)	2,154,779	10,127,461
Niu Technologies, ADR (China)(b)	3,500,627	11,587,075
Rivian Automotive, Inc., Class A(b)	495,344	7,306,324
Tesla, Inc.(b)	22,007	9,472,033
XPeng, Inc., ADR (China)(b)(c)	538,166	9,676,225
		48,169,118
Chemicals-5.27%
Albemarle Corp.	74,141	12,650,679
Aspen Aerogels, Inc.(b)(c)	3,801,363	12,810,593
Sociedad Quimica y Minera de Chile S.A., ADR (Chile)(b)	153,457	11,791,636
		37,252,908
Construction & Engineering-7.13%
Ameresco, Inc., Class A(b)	358,721	11,242,316
Cadeler A/S, ADR (Denmark)(b)(c)	624,410	14,923,399
MYR Group, Inc.(b)(c)	48,638	12,161,446
Quanta Services, Inc.	25,379	12,045,635
		50,372,796
Electrical Equipment-33.24%
American Superconductor Corp.(b)	344,774	10,315,638
Amprius Technologies, Inc.(b)(c)	1,187,844	14,776,779
Array Technologies, Inc.(b)(c)	1,151,931	13,045,619
Ballard Power Systems, Inc. (Canada)(b)(c)	4,120,780	9,601,417
Bloom Energy Corp., Class A(b)	118,345	17,913,883
Energy Vault Holdings, Inc.(b)(c)	2,388,034	11,223,760
Enovix Corp.(b)(c)	1,291,792	8,551,663
Eos Energy Enterprises, Inc.(b)(c)	852,237	12,476,750
Fluence Energy, Inc.(b)(c)	537,161	16,528,444
FuelCell Energy, Inc.(b)(c)	1,286,909	10,539,785
Hyliion Holdings Corp.(b)(c)	5,837,684	11,967,252
Nextpower, Inc., Class A(b)	125,426	14,686,130
Plug Power, Inc.(b)(c)	5,175,403	10,945,977
Powell Industries, Inc.	32,608	14,464,583
Preformed Line Products Co.	50,494	12,670,964
SES AI Corp.(b)	5,553,505	11,273,615
Shoals Technologies Group, Inc., Class A(b)	1,186,933	11,204,648
Sunrun, Inc.(b)(c)	542,771	10,312,649
T1 Energy, Inc. (Norway)(b)(c)	1,475,849	12,293,822
		234,793,378
Electronic Equipment, Instruments & Components-5.22%
Advanced Energy Industries, Inc.	50,144	12,804,772
Bel Fuse, Inc., Class B	62,751	12,624,873
Itron, Inc.(b)	115,761	11,469,600
		36,899,245
Food Products-2.10%
Darling Ingredients, Inc.(b)	324,509	14,817,081
	Shares	Value
Independent Power and Renewable Electricity Producers-3.50%
Brookfield Renewable Corp. (Canada)(c)	283,766	$11,816,016
Ormat Technologies, Inc.	103,383	12,916,672
		24,732,688
Machinery-1.76%
ESCO Technologies, Inc.	54,491	12,433,212
Metals & Mining-10.17%
Atlas Lithium Corp. (Poland)(b)(c)	734,798	3,696,034
Lifezone Metals Ltd. (Isle of Man)(b)(c)	2,736,890	14,478,148
Lithium Americas Corp. (Canada)(b)(c)	2,207,772	10,751,850
Lithium Argentina AG (Canada)(b)(c)	1,966,027	13,231,362
MP Materials Corp.(b)(c)	200,768	11,799,135
Sigma Lithium Corp. (Brazil)(b)(c)	798,031	8,602,774
Standard Lithium Ltd. (Canada)(b)(c)	2,137,664	9,277,462
		71,836,765
Oil, Gas & Consumable Fuels-4.66%
Gevo, Inc.(b)(c)	5,168,210	10,129,692
OPAL Fuels, Inc., Class A(b)(c)	5,053,781	11,674,234
REX American Resources Corp.(b)	327,898	11,086,231
		32,890,157
Passenger Airlines-1.10%
Joby Aviation, Inc.(b)(c)	738,848	7,809,623
Semiconductors & Semiconductor Equipment-12.26%
Canadian Solar, Inc. (Canada)(b)(c)	420,407	8,040,284
Enphase Energy, Inc.(b)	325,955	12,053,816
First Solar, Inc.(b)	40,759	9,191,970
JinkoSolar Holding Co. Ltd., ADR (China)(c)	411,672	10,551,153
Monolithic Power Systems, Inc.	11,671	13,119,955
Navitas Semiconductor Corp.(b)(c)	1,400,273	12,014,342
SolarEdge Technologies, Inc.(b)(c)	353,273	10,933,799
Universal Display Corp.	93,031	10,681,820
		86,587,139
Specialty Retail-1.50%
EVgo, Inc.(b)(c)	3,511,704	10,570,229
Total Common Stocks & Other Equity Interests (Cost $686,679,159)		706,646,397

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e) (Cost $137,637)	137,637	137,637
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $686,816,796)		706,784,034
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-21.90%
Invesco Private Government Fund, 3.65%(d)(e)(f)	43,357,745	43,357,745
See accompanying notes which are an integral part of this schedule.

Invesco WilderHill Clean Energy ETF (PBW)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.80%(d)(e)(f)	111,278,590	$111,311,974
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $154,669,719)		154,669,719
TOTAL INVESTMENTS IN SECURITIES-121.95% (Cost $841,486,515)		861,453,753
OTHER ASSETS LESS LIABILITIES-(21.95)%		(155,038,892)
NET ASSETS-100.00%		$706,414,861

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$453,923	$9,943,710	$(10,259,996)	$-	$-	$137,637	$16,425
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	17,006,372	274,504,822	(248,153,449)	-	-	43,357,745	923,152 *
Invesco Private Prime Fund	43,541,274	538,993,073	(471,230,626)	2,532	5,721	111,311,974	2,483,962 *
Total	$61,001,569	$823,441,605	$(729,644,071)	$2,532	$5,721	$154,807,356	$3,423,539

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026, for each Fund (except for Invesco Bloomberg Analyst Rating Improvers ETF and Invesco S&P 500 BuyWrite ETF). As of January 31, 2026, all of the securities in Invesco Bloomberg Analyst Rating Improvers ETF and Invesco S&P 500 BuyWrite ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The value of options held in Invesco S&P 500 BuyWrite ETF was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Aerospace & Defense ETF
Investments in Securities
Common Stocks & Other Equity Interests	$7,816,150,306	$-	$-	$7,816,150,306
Money Market Funds	-	407,778,947	-	407,778,947
Total Investments	$7,816,150,306	$407,778,947	$-	$8,223,929,253
Invesco Dorsey Wright Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,340,088,682	$-	$-	$1,340,088,682
Money Market Funds	847,791	21,425,820	-	22,273,611
Total Investments	$1,340,936,473	$21,425,820	$-	$1,362,362,293
Invesco Global Listed Private Equity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$142,872,821	$161,214,871	$-	$304,087,692
Closed-End Funds	1,062,273	29,003,015	-	30,065,288
Money Market Funds	-	96,776,319	-	96,776,319
Total Investments	$143,935,094	$286,994,205	$-	$430,929,299
Invesco Golden Dragon China ETF
Investments in Securities
Common Stocks & Other Equity Interests	$136,673,456	$-	$-	$136,673,456
Money Market Funds	264,601	33,992,240	-	34,256,841
Total Investments	$136,938,057	$33,992,240	$-	$170,930,297

	Level 1	Level 2	Level 3	Total
Invesco MSCI Sustainable Future ETF
Investments in Securities
Common Stocks & Other Equity Interests	$57,094,100	$87,364,721	$-	$144,458,821
Money Market Funds	136,260	20,483,737	-	20,619,997
Total Investments	$57,230,360	$107,848,458	$-	$165,078,818
Invesco S&P 500® Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$15,812,921,575	$-	$-	$15,812,921,575
Money Market Funds	5,377,941	108,417,890	-	113,795,831
Total Investments	$15,818,299,516	$108,417,890	$-	$15,926,717,406
Invesco S&P Spin-Off ETF
Investments in Securities
Common Stocks & Other Equity Interests	$91,989,126	$-	$-	$91,989,126
Money Market Funds	94,668	5,337,764	-	5,432,432
Total Investments	$92,083,794	$5,337,764	$-	$97,421,558
Invesco Water Resources ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,143,607,778	$-	$-	$2,143,607,778
Money Market Funds	1,231,169	17,476,654	-	18,707,823
Total Investments	$2,144,838,947	$17,476,654	$-	$2,162,315,601
Invesco WilderHill Clean Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$706,646,397	$-	$-	$706,646,397
Money Market Funds	137,637	154,669,719	-	154,807,356
Total Investments	$706,784,034	$154,669,719	$-	$861,453,753